UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 350 Madison Avenue, 22nd Floor

         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William D'Eredita
Title:     Chief Financial Officer
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     William D'Eredita     New York, NY     November 12, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $1,623,874 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETROLEUM             COM              032511107    32510   489900 SH       SOLE    1              489900        0        0
ARCH WIRELESS INC              COM              039392709    27128   944233 SH       SOLE    1              944233        0        0
CAREMARK RX INC                COM              141705103    45203  1409500 SH       SOLE    1             1409500        0        0
COMPUTER ASSOCIATES            COM              204912909    81925  3115000 SH  CALL SOLE    1             3115000        0        0
CROMPTON CORP                  COM              227116100     4479   472000 SH       SOLE    1              472000        0        0
DUN& BRADSTREET                COM              26483E100    75761  1290645 SH       SOLE    1             1290645        0        0
E FUNDS CORP                   COM              28224R101    47332  2546100 SH       SOLE    1             2546100        0        0
EASTMAN KODAK                  COM              277461909     6444   200000 SH  CALL SOLE    1              200000        0        0
FAIR ISAAC & CO                COM              303250104    80526  2757750 SH       SOLE    1             2757750        0        0
FIRST DATA CORP                COM              319963904    64097  1473500 SH  CALL SOLE    1             1473500        0        0
FIRST DATA CORP                COM              319963104   116298  2673517 SH       SOLE    1             2673517        0        0
FREDDIE MAC                    COM              313400901   132480  2000000 SH  CALL SOLE    1             2000000        0        0
FREESCALE SEMICONDUCTOR        COM              35687M107    22926  1603200 SH       SOLE    1             1603200        0        0
GAYLORD ENTERTAINMENT CO.      COM              367905106     4969   160300 SH       SOLE    1              160300        0        0
HASBRO INC                     COM              418056957    12888   400000 SH  PUT  SOLE    1              400000        0        0
HIGHLANDS HOSPITALITY          COM              430141101     1788   156800 SH       SOLE    1              156800        0        0
HOSPIRA INC                    COM              441060100    15300   500000 SH       SOLE    1              500000        0        0
I SHARES RUSSELL 2000          COM              464287955   121820  1070000 SH  PUT  SOLE    1             1070000        0        0
IRON MOUNTAIN                  COM              462846106    53710  1586700 SH       SOLE    1             1586700        0        0
JP MORGAN CHASE                COM              46625H900   143167  3603500 SH  CALL SOLE    1             3603500        0        0
JP MORGAN CHASE                COM              46625H100    48896  1230700 SH       SOLE    1             1230700        0        0
MATTEL INC                     COM              577081952    27195  1500000 SH  PUT  SOLE    1             1500000        0        0
MATTEL INC                     COM              577081952     7252   400000 SH  PUT  SOLE    1              400000        0        0
MDC HOLDINGS                   COM              552676908    14620   200000 SH  CALL SOLE    1              200000        0        0
MDC HOLDINGS                   COM              552676108     5490    75100 SH       SOLE    1               75100        0        0
METROCALL HOLDINGS             COM              59164X105    16524   254800 SH       SOLE    1              254800        0        0
NOVASTAR FINANCIAL INC         COM              669947950    13015   298500 SH  PUT  SOLE    1              298500        0        0
NTL INC                        COM              62940M904    17038   274500 SH  CALL SOLE    1              274500        0        0
NTL INC                        COM              62940M104    71461  1151300 SH       SOLE    1             1151300        0        0
PRECISION CASTPARTS CORP       COM              740189105    77525  1291000 SH       SOLE    1             1291000        0        0
RH DONNELLY CORP               COM              74955W307    66495  1347135 SH       SOLE    1             1347135        0        0
SYMBOL TECHNOLOGIES            COM              871508107    45241  3579200 SH       SOLE    1             3579200        0        0
SYMBOL TECHNOLOGIES            COM              871508907     1062    84000 SH  CALL SOLE    1               84000        0        0
TXU CORP                       COM              873168108    68597  1431500 SH       SOLE    1             1431500        0        0
TXU CORP                       COM              873168908    52712  1100000 SH  CALL SOLE    1             1100000        0        0